Annual Total Returns - StrategicAdvisersFidelityCoreIncomeFund-PRO - StrategicAdvisersFidelityCoreIncomeFund-PRO - Strategic Advisers Fidelity Core Income Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 16, 2018
Strategic Advisers Fidelity Core Income Fund
Bar Chart Table:
Annual Return 2019	9.38%
Annual Return 2020	10.01%
Annual Return 2021	(0.07%)
Annual Return 2022	(13.09%)